Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	GOOD WORKS ACQUISITION CORP.	Common Stock	Common Stock GOOD WORKS ACQUISITION CORP.	Subscription Receivable	Additional Paid-in Capital	Additional Paid-in Capital GOOD WORKS ACQUISITION CORP.	Accumulated Deficit	Accumulated Deficit GOOD WORKS ACQUISITION CORP.
Balance at Jun. 23, 2020
Balance (in Shares) at Jun. 23, 2020
Net loss		(107,031)
Issuance of common stock to founders		$ 25,000		$ 4,312			20,688
Issuance of common stock to founders (in Shares)		750,000		4,312,500
Sale of 1,355,000 to anchor investors				$ 1,355			(1,355)
Sale of 1,355,000 to anchor investors (in Shares)				1,355,000
Forfeiture of 1,355,000 by initial stockholders				$ (1,355)			1,355
Forfeiture of 1,355,000 by initial stockholders (in Shares)				(1,355,000)
Sale of 562,500 to GW Sponsor 2, LLC		163,125		$ 563			162,562
Sale of 562,500 to GW Sponsor 2, LLC (in Shares)				562,500
Forfeiture of 562,500 by initial stockholders				$ (563)			563
Forfeiture of 562,500 by initial stockholders (in Shares)				(562,500)
Sale of 15,000,000 Units on October 22, 2020 through public offering		150,000,000		$ 15,000			149,985,000
Sale of 15,000,000 Units on October 22, 2020 through public offering (in Shares)				15,000,000
Sale of 228,000 Private Units on October 22, 2020		2,280,000		$ 228			2,279,772
Sale of 228,000 Private Units on October 22, 2020 (in Shares)				228,000
Sale of 1,500,000 Units on October 26, 2020 through over-allotment		15,000,000		$ 1,500			14,998,500
Sale of 1,500,000 Units on October 26, 2020 through over-allotment (in Shares)				1,500,000
Sale of 500,000 Units on November 17, 2020 through over-allotment		5,000,000		$ 500			4,999,500
Sale of 500,000 Units on November 17, 2020 through over-allotment (in Shares)				500,000
Forfeiture of 62,500 by initial stockholders				$ (63)			63
Forfeiture of 62,500 by initial stockholders (in Shares)				(62,500)
Underwriters' discount		(450,000)					(450,000)
Other offering expenses		(420,121)					(420,121)
Fair value of derivative warrant liabilities issued in private placement (Restated)		(142,353)					(142,353)
Net loss (Restated)		(107,031)							(107,031)
Maximum number of redeemable shares (Restated)		(166,348,610)		$ (16,634)			(166,331,976)
Maximum number of redeemable shares (Restated) (in Shares)				(16,634,861)
Balance at Dec. 31, 2020		5,000,010		$ 4,843			5,102,198		(107,031)
Balance (in Shares) at Dec. 31, 2020				4,843,139
Net loss		(1,015,510)							(1,015,510)
Change in value of common stock subject to possible redemption		(3,651,392)		$ (365)			(3,651,028)		1
Change in value of common stock subject to possible redemption (in Shares)				(364,139)
Balance at Mar. 31, 2021		333,108		$ 4,478			1,451,170		(1,122,540)
Balance (in Shares) at Mar. 31, 2021				4,478,000
Balance at Dec. 31, 2020		5,000,010		$ 4,843			5,102,198		(107,031)
Balance (in Shares) at Dec. 31, 2020				4,843,139
Net loss		$ (2,058,982)
Issuance of common stock to founders (in Shares)		750,000
Balance at Jun. 30, 2021		$ (710,363)		$ 4,478			1,451,170		(2,166,011)
Balance (in Shares) at Jun. 30, 2021				4,478,000
Balance at Jan. 06, 2021
Balance (in Shares) at Jan. 06, 2021
Subscription receivable			$ 1		(5)	4
Subscription receivable (in Shares)			500
Net loss	(3,480)							(3,480)
Balance at Jan. 31, 2021	(3,480)		$ 1		(5)	4		(3,480)
Balance (in Shares) at Jan. 31, 2021			500
Cash received for common stock subscribed	5				5
Net loss	(817,104)							(817,104)
Balance at Jul. 31, 2021	$ (820,579)		$ 1			$ 4		$ (820,584)
Balance (in Shares) at Jul. 31, 2021			500
Balance at Mar. 31, 2021		333,108		$ 4,478			1,451,170		(1,122,540)
Balance (in Shares) at Mar. 31, 2021				4,478,000
Net loss		(1,043,472)							(1,043,472)
Balance at Jun. 30, 2021		$ (710,363)		$ 4,478			$ 1,451,170		$ (2,166,011)
Balance (in Shares) at Jun. 30, 2021				4,478,000